UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:        Rhombus Capital Management, L.P.
Address:     540 Madison Avenue, 27th Floor
             New York, NY 10022


13F File Number: 028-11038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David J. Malat
Title:  Chief Financial Officer
Phone:  (646) 289-7711


Signature, Place and Date of Signing:


/s/ David J. Malat                New York, NY               November 14, 2005
------------------------      ----------------------      ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total: $579,138
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1          028-11039                         Rhombus Capital Partners, L.P.
2          028-11040                         Rhombus Capital Overseas Fund, Ltd.

                                               FORM 13F INFORMATION TABLE
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          COLUMN 1             COLUMN 2       COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                               TITLE
                               OF                          VALUE    SHRS OR  SH/ PUT/   INVSTMT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER          CLASS          CUSIP       (X$1000)  PRN AMT  PRN CALL   DSCRTN   MNGRS   SOLE     SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                     ORD             G02602103    9706     350000   SH          SOLE   1,2      350000     0       0
M SYS FLASH DISCPIONEERS LTD   ORD             M7061C100    1119      37400   SH          SOLE   1,2       37400     0       0
ADOLOR CORP                    COM             00724X102    3572     334500   SH          SOLE   1,2      334500     0       0
ALAMOSA HLDGS INC              COM             011589108    1049      61300   SH          SOLE   1,2       61300     0       0
ALLSTATE CORP                  COM             020002101   13823     250000   SH  CALL    SOLE   1,2      250000     0       0
ARRIS GROUP INC                COM             04269Q100   12750    1075000   SH          SOLE   1,2     1075000     0       0
BEARINGPOINT INC               COM             074002106    6072     800000   SH          SOLE   1,2      800000     0       0
CABLEVISION SYS CORP           COM             12686C109   33522    1093000   SH          SOLE   1,2     1093000     0       0
CROWN MEDIA HLDGS INC          CLA             228411104   10512     960000   SH          SOLE   1,2      960000     0       0
CUMULUS MEDIA INC              CLA             231082108   14988    1200000   SH          SOLE   1,2     1200000     0       0
DRUGSTORE.COM INC              COM             262241102    1573     425000   SH          SOLE   1,2      425000     0       0
ELECTRONIC DATA SYS NEW        COM             285661104    8998     401000   SH          SOLE   1,2      401000     0       0
EMAGIN CORP                    COM             29076N107     413     625000   SH          SOLE   1,2      625000     0       0
FEDEX CORP                     COM             31428X106    8713     100000   SH  PUT     SOLE   1,2      100000     0       0
FIRST DATA CORP                COM             319963104    2400      60000   SH          SOLE   1,2       60000     0       0
INPHONIC INC                   COM             45772G105   12031     875000   SH          SOLE   1,2      875000     0       0
JARDEN CORP                    COM             471109108    2054      50000   SH          SOLE   1,2       50000     0       0
LANDSTAR SYS INC               COM             515098101    6105     152500   SH          SOLE   1,2      152500     0       0
LENNAR CORP                    CLA             526057104    3937      64250   SH          SOLE   1,2       64250     0       0
LEXAR MEDIA INC                COM             52886P104   12058    1890000   SH          SOLE   1,2     1890000     0       0
LIBERTY GLOBAL INC             COM SER A       530555101    1355      50000   SH          SOLE   1,2       50000     0       0
LIBERTY GLOBAL INC             COM SER C       530555309    9013     350000   SH          SOLE   1,2      350000     0       0
LIBERTY MEDIA CORP NEW         COM SER A       530718105   14088    1750000   SH          SOLE   1,2     1750000     0       0
MCKESSON CORP                  COM             58155Q103    7118     150000   SH  CALL    SOLE   1,2      150000     0       0
MEDIACOM COMMUNICATIONS CORP   CLA             58446K105   11734    1590000   SH          SOLE   1,2     1590000     0       0
MICROSOFT CORP                 COM             594918104   10292     400000   SH          SOLE   1,2      400000     0       0
MICROSOFT CORP                 COM             594918104   25730    1000000   SH  CALL    SOLE   1,2     1000000     0       0
MOTOROLA INC                   COM             620076109    7380     335000   SH          SOLE   1,2      335000     0       0
NTL INC DEL                    COM             62940M104   27922     418000   SH          SOLE   1,2      418000     0       0
OPENWAVE SYS INC               NEW             683718308    4945     275000   SH          SOLE   1,2      275000     0       0
PFIZER INC                     COM             717081103    3746     150000   SH  PUT     SOLE   1,2      150000     0       0
PRECISION DRILLING CORP        COM             74022D100    9840     200000   SH          SOLE   1,2      200000     0       0
RADIO ONE CLASS INC            CL D NON VTG    75040P405    7502     570500   SH          SOLE   1,2      570500     0       0
ROGERS COMMUNICATIONS INC      CL B            775109200   12703     322000   SH          SOLE   1,2      322000     0       0
SEARS HLDGS CORP               COM             812350106    6222      50000   SH          SOLE   1,2       50000     0       0
SEARS HLDGS CORP               COM             812350106   12443     100000   SH  CALL    SOLE   1,2      100000     0       0
SPRINT NEXTEL CORP             COM             852061100    6183     260000   SH          SOLE   1,2      260000     0       0
STATION CASINOS INC            COM             857689103   20751     312700   SH          SOLE   1,2      312700     0       0
TELEWEST GLOBAL INC            COM             87956T107   17213     750000   SH          SOLE   1,2      750000     0       0
TIME WARNER INC                COM             887317105   15756     870000   SH          SOLE   1,2      870000     0       0
TIME WARNER INC                CLB             887317105   38601    2131500   SH  CALL    SOLE   1,2     2131500     0       0
UNITED PARCEL SERVICE INC      COM             911312106   27652     400000   SH  PUT     SOLE   1,2      400000     0       0
UNITED THERAPEUTICS CORP DEL   COM             91307C102    3490      50000   SH          SOLE   1,2       50000     0       0
VIACOM INC                     CL B            925524308   43177    1308000   SH          SOLE   1,2     1308000     0       0
VIACOM INC                     CLB             925524308   49515    1500000   SH  CALL    SOLE   1,2     1500000     0       0
WESTWOOD ONE INC               COM             961815107    2486     125000   SH          SOLE   1,2      125000     0       0
YAHOO INC                      COM             984332106   12385     366000   SH          SOLE   1,2      366000     0       0
WILD OATS MARKETS INC          COM             96808B107    4501     350000   SH          SOLE   1,2      350000     0       0


23140.0001 #615144